Schedule of Contractual Maturities of Debt Securities Available for Sale (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Investments Classified by Contractual Maturity Date [Line Items]
Due within one year, Amortized Cost	$ 395
Due after one year through five years, Amortized Cost	2,011
Due after five years through ten years, Amortized Cost	2,759
Due after ten years, Amortized Cost	1,804
Mortgage and asset-backed securities, Amortized Cost	2,581
Total debt securities, Amortized Cost	9,550	9,119
Due within one year, Fair Value	398
Due after one year through five years, Fair Value	2,096
Due after five years through ten years, Fair Value	2,870
Due after ten years, Fair Value	1,858
Mortgage and asset-backed securities, Fair Value	2,578
Total debt securities, Fair Value	$ 9,800	$ 9,847